Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment and corporate information
Income before income taxes	€ 1,033,015	€ 1,219,279	€ 1,571,861
Income tax expense (benefit)
Current tax expense	422,706	366,425	285,574
Deferred tax income	(122,149)	(41,471)	67,259
Total tax expense (income)	300,557	324,954	352,833
Germany
Segment and corporate information
Income before income taxes	(91,082)	(30,186)	81,246
Income tax expense (benefit)
Current tax expense	20,947	(5,423)	(11,675)
Deferred tax income	34,018	16,963	18,404
United States
Segment and corporate information
Income before income taxes	725,848	829,699	1,090,797
Income tax expense (benefit)
Current tax expense	290,787	190,058	181,714
Deferred tax income	(150,225)	(13,767)	47,018
Other
Segment and corporate information
Income before income taxes	398,249	419,766	399,818
Income tax expense (benefit)
Current tax expense	110,972	181,790	115,535
Deferred tax income	€ (5,942)	€ (44,667)	€ 1,837